Business Combination - Schedule of Assets and Liabilities of Disposal of Subsidiaries (Details) - MYR (RM)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
ARB Midware Group [Member]
Schedule of Assets and Liabilities of Disposal of Subsidiaries [Line Items]
Trade receivables	RM 1,448,282
Other receivables, prepayments and deposits	205,000
Cash and bank balances	213,504
Trade payables	(618,071)
Other payables and accruals	(450,751)
Tax payables	(191,834)
Total	606,130
Non-controlling interest	(300,311)
Total	305,819
Add: Goodwill
Total	305,819
Gain(loss) on disposal of subsidiaries at the Group level	(305,818)
Net disposal proceeds	1
Cash and cash equivalents of subsidiaries disposed	(213,504)
Net cash outflow upon disposal of subsidiaries	RM (213,503)
ARB Synergy Group [Member]
Schedule of Assets and Liabilities of Disposal of Subsidiaries [Line Items]
Other receivables, prepayments and deposits		RM 7,639
Cash and bank balances		2,950
Other payables and accruals		(65,352)
Total		(54,763)
Realization of foreign currency translation gain reclassified from reserve		787
Total		(53,976)
Add: Goodwill		47,799
Total		(6,177)
Gain(loss) on disposal of subsidiaries at the Group level		6,178
Net disposal proceeds		1
Cash and cash equivalents of subsidiaries disposed		(2,950)
Net cash outflow upon disposal of subsidiaries		RM (2,949)